Share based compensation reserve - Reserve Summary (Details) $ / shares in Units, € in Millions, $ in Millions	3 Months Ended								6 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($) $ / shares	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 USD ($) $ / shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($) $ / shares	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments			€ 16.9						€ 16.9
Reserve of share-based payments	€ 12.8								12.8
Disclosure of reserves within equity [line items]
Dividends paid, ordinary shares	20.6	$ 24.2	20.3	$ 23.8	€ 25.3	$ 26.2	€ 23.1	$ 25.9	40.9	$ 48.0	€ 48.4	$ 52.1
Dividends paid, ordinary shares per share | $ / shares		$ 0.17		$ 0.17		$ 0.17		$ 0.17
Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments			€ 16.9				€ 26.2		16.9		26.2
Reserve of share-based payments	€ 12.8				€ 13.2				€ 12.8		€ 13.2